Summary of Significant Accounting Policies - Schedule of Estimated Useful Lives (Details)	Dec. 31, 2024
Office equipment [Member]
Schedule of Estimated Useful Lives [Line Items]
Property, Plant and Equipment, Useful Life	3 years
Building [Member]
Schedule of Estimated Useful Lives [Line Items]
Property, Plant and Equipment, Useful Life	20 years
Useful Life, Shorter of Lease Term or Asset Utility [Member]
Schedule of Estimated Useful Lives [Line Items]
Property, Plant, and Equipment, Useful Life, Term, Description [Extensible Enumeration]	lesser of lease term or expected useful life
Minimum [Member] | Office furniture and fixtures [Member]
Schedule of Estimated Useful Lives [Line Items]
Property, Plant and Equipment, Useful Life	3 years
Minimum [Member] | Vehicles [Member]
Schedule of Estimated Useful Lives [Line Items]
Property, Plant and Equipment, Useful Life	3 years
Maximum [Member] | Office furniture and fixtures [Member]
Schedule of Estimated Useful Lives [Line Items]
Property, Plant and Equipment, Useful Life	5 years
Maximum [Member] | Vehicles [Member]
Schedule of Estimated Useful Lives [Line Items]
Property, Plant and Equipment, Useful Life	5 years